COMMITMENTS AND CONTINGENCIES - LEGAL MATTERS (Details) $ in Millions			12 Months Ended
	Jun. 13, 2016 state	Sep. 29, 2015 state	Dec. 31, 2016 USD ($) state	Dec. 31, 2015 USD ($)
LEGAL MATTERS
U.S. Operations and certain foreign subsidiaries total assets, excluding intercompany accounts | $			$ 502	$ 384
State Antitrust Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		15	15
Consumer Protection Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		9	9
Number of states in which claim was dismissed	1
Unjust Enrichment Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		16	16
Huntsman International | Reportable legal entities | Guarantors
LEGAL MATTERS
Third-party debt outstanding | $			$ 3,793	$ 4,318